Right-of-use assets	9 Months Ended
May 31, 2026
Right-of-use assets
Right-of-use assets

8. Right-of-use assets

	Premises	Moulds	Rolling stock	Total
	$	$	$	$
Cost
Balance at August 31, 2024	106,780	49,983	126,037	282,800
Additions	—	—	87,604	87,604
Disposals	—	—	(57,747)	(57,747)
Business acquisition	8,120,517	—	—	8,120,517
Currency translation	—	(799)	(1,471)	(2,270)
Balance at August 31, 2025	8,227,297	49,184	154,423	8,430,904
Additions	3,815,359	—	28,243	3,843,602
Disposals	(893,404)	—	(27,771)	(921,175)
Currency translation	—	(74)	(325)	(399)
Balance at May 31, 2026	11,149,252	49,110	154,570	11,352,932

Accumulated depreciation
Balance at August 31, 2024	37,818	6,248	45,415	89,481
Depreciation	241,431	24,535	53,075	319,041
Disposals	—	—	(24,061)	(24,061)
Business acquisition	976,122	—	—	976,122
Balance at August 31, 2025	1,255,371	30,783	74,429	1,360,583
Depreciation	1,886,272	18,327	53,955	1,958,554
Disposals	(558,377)	—	(27,771)	(586,148)
Balance at May 31, 2026	2,583,266	49,110	100,613	2,732,989
Net carrying amount
As at August 31, 2025	6,971,926	18,401	79,994	7,070,321
As at May 31, 2026	8,565,986	—	53,957	8,619,943

During the year ended August 31, 2025, the Company acquired NVG which resulted in the acquisition of the subsidiary’s right-of-use assets. As a result, the Company acquired right-of-use assets with a net book value of $7,144,395.